PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.   PROPERTY AND EQUIPMENT, NET

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
Machinery and electronic equipment	1,794,624	2,571,548	369,380
Leasehold improvements	952,789	1,192,607	171,307
Motor vehicles	5,410	5,264	756
Construction in progress	493,121	725,221	104,171
	3,245,944	4,494,640	645,614
Less: accumulated depreciation	(1,181,287)	(1,555,261)	(223,399)
	2,064,657	2,939,379	422,215

The Group acquired certain machinery and electronic equipment by entering into financing leases. The gross amount and the accumulated depreciation of these machinery and electronic equipment were RMB29,167 and RMB19,176, respectively, as of December 31, 2018 and RMB30,462 (US$ 4,376) and RMB22,566 (US$ 3,241), respectively, as of December 31, 2019. Future minimum lease payments are disclosed in Note 9. Depreciation expense of property and equipment, including assets under financing leases, was RMB347,567, RMB437,139 and RMB465,874 (US$66,919) for the years ended December 31, 2017, 2018 and 2019, respectively.

As of December 31, 2018 and 2019, the balances of construction in progress were RMB493,121 and RMB725,221 (US$104,171), respectively, which were related to the construction of warehouses, hubs and sortation centers and related equipment.